Note 9. Convertible Notes Payable (Details) - Schedule of Debt Conversions (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 26, 2014	Dec. 12, 2014	Dec. 11, 2014	Nov. 26, 2014	Jan. 30, 2014	Jan. 27, 2014	Dec. 18, 2014	Dec. 09, 2014	Nov. 06, 2014	Nov. 04, 2014	Oct. 21, 2014	Oct. 10, 2014	Jan. 14, 2014
Debt Conversion [Line Items]
Principal & Interest Converted	$ 63,350	$ 486,202
Conversion of Note Payable #1 [Member] | Convertible Debt [Member] | Convertible Note 5 [Member]
Debt Conversion [Line Items]
Principal & Interest Converted			170
Common Stock Issued upon Conversion			17,000
Conversion of Note Payable #2 [Member] | Convertible Debt [Member] | Convertible Note 5 [Member]
Debt Conversion [Line Items]
Principal & Interest Converted			170
Common Stock Issued upon Conversion			17,000
Convertible Debt [Member] | Convertible Note 5 [Member]
Debt Conversion [Line Items]
Principal & Interest Converted	41,310			250	260	460	20,000	20,000
Common Stock Issued upon Conversion	144,334			25,000	26,000	46,000	6,667	6,667
Convertible Debt [Member]
Debt Conversion [Line Items]
Principal & Interest Converted	$ 63,350		$ 170	$ 250	$ 260	$ 460	$ 20,000	$ 20,000	$ 250	$ 250	$ 440	$ 420	$ 340	$ 340	$ 20,000
Common Stock Issued upon Conversion	278,000		17,000	25,000	26,000	46,000	6,667	6,667	25,000	25,000	22,000	21,000	17,000	17,000	6,666